Federated Prudent DollarBear Fund

(formerly, Federated Prudent Global Income Fund)

A Portfolio of Federated Income Securities Trust

Summary PROSPECTUS

November 30, 2010

CLASS A SHARES (TICKER PSAFX)
CLASS C SHARES (TICKER FPGCX)

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information and most recent reports to shareholders, online at FederatedInvestors.com/prospectus. You can also get this information at no cost by calling 1-800-341-7400 or by sending an email request to services@federatedinvestors.com or from a financial intermediary through which Shares of the Fund may be bought or sold. The Fund's Prospectus and Statement of Additional Information, both dated November 30, 2010, are incorporated by reference into this Summary Prospectus.

A mutual fund seeking current income and capital appreciation by investing primarily in fixed-income securities issued by developed countries, including the United States. The Fund is not a money market fund. The share performance of this Fund fluctuates on a daily basis.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund Summary Information

Federated Prudent DollarBear Fund

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund's investment objective is to seek current income and capital appreciation.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., Class A Shares) of Federated Funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost” section of the Prospectus on page 15.

Shareholder Fees	Class A	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses
Expenses That You Pay Each Year as a Percentage of the Value of Your Investment
Management Fee	0.75%	0.75%
Distribution (12b-1) Fee	0.05%	0.75%
Other Expenses	0.58%	0.58%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.39%	2.09%
Fee Waivers and/or Expense Reimbursements[1]	0.09%	0.04%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.30%	2.05%

1	Effective December 1, 2010, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's Class A Shares and Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.29% and 2.04% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class C Shares operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$585	$870	$1,176	$2,043
Expenses assuming no redemption	$585	$870	$1,176	$2,043
Class C:
Expenses assuming redemption	$312	$655	$1,124	$2,421
Expenses assuming no redemption	$212	$655	$1,124	$2,421

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Active trading will cause the Fund to have an increased portfolio turnover rate, which, for shareholders whose Fund Shares are held in a taxable account, is likely to generate shorter-term gains (losses) that are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs (which are not reflected in annual Fund operating expenses or in the example) and may have an adverse impact on the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund pursues its investment objective by investing primarily in fixed-income securities, primarily with short-term maturities, issued by governments and governmental agencies of developed countries, including the United States, as well as other countries with sound economic and financial systems. The Fund considers developed countries to be those represented in the MSCI World Index. The MSCI World Index is a free float-adjusted, market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 2010, the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The country membership of the MSCI World Index is subject to change.

Typically, the dollar-weighted average maturity of the Fund's portfolio of debt securities will be less than 18 months. As a non-fundamental operating policy, under normal market conditions, the Fund will invest 70% or more of its portfolio in non-U.S. dollar-denominated investments and gold-related investments, which may be denominated in U.S. dollars. The Fund may invest, for temporary or defensive purposes, more than 30% of its assets in U.S. dollar-denominated investments. The Fund's primary consideration in selecting investments in debt securities is currency movements as it relates to stability of global purchasing power. The Fund attempts to minimize credit risk by only investing in securities rated in the highest two rating categories of a nationally recognized rating agency or unrated securities that are deemed by the Adviser to be of equivalent credit quality. In addition, the Fund may also invest in securities (including equity securities of companies that mine gold) whose performance is linked to the price of gold. From time to time, the Fund may invest in liquid equity securities of companies owning commodity-related assets (e.g., timber, oil or other “hard assets”) that the Adviser believes would increase in value if the dollar declines in value relative to other currencies. Under normal market conditions, the Fund's investment strategy seeks to provide returns that are inversely correlated with the U.S. Dollar Index. The U.S. Dollar Index indicates the general international value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies.

The Adviser actively manages the Fund's portfolio. It is possible that the Fund's annual portfolio turnover rate may exceed 100%.

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Currency Risks. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar-denominated securities.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Gold and Other Precious Metals Investing Risk. The prices of gold and other precious metals, and the prices of securities whose performance is linked to the price of gold and other precious metals, have been subject to substantial price fluctuations over short periods of time. They may be adversely affected by unpredictable international monetary and political developments such as currency devaluations or revolutions, economic and social conditions within a country, trade imbalances or trade or currency restrictions between countries.

  Risks of Investing in Commodities. Because the Fund may invest in instruments (including exchange-traded funds) whose performance is linked to the price of an underlying commodity or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly over a sustained period of time.
  Interest Rate Risk. In general, the value of debt securities falls when interest rates rise. Longer-term obligations are usually more sensitive to interest rate changes than shorter-term obligations.
  Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Risk of Investing in Fluctuating NAV Funds. This Fund is not a money market fund. The Share performance of this Fund fluctuates on a daily basis.
  Risks of Investing in Hybrid Instruments. Hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in the Prospectus. Hybrid instruments may also involve other risks described in the Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency and commodity risks.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The Fund is the successor to the Prudent Global Income Fund (the “Predecessor Fund”) pursuant to a reorganization that took place on December 5, 2008. Accordingly, the performance information and financial information for Class A Shares provided in this Prospectus for periods prior to December 5, 2008, is based on historical information for the Predecessor Fund adjusted to reflect the sales charges applicable to the Class A Shares.

The bar chart and performance table below reflects historical performance data for the Fund's Class A Shares. The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the nine-month period from January 1, 2010 to September 30, 2010, was 2.44%.

Within the periods shown in the bar chart, the Fund's Class A Shares highest quarterly return was 11.24% (quarter ended June 30, 2002). Its lowest quarterly return was (6.65)% (quarter ended September 30, 2008).

Average Annual Total Return Table

The Fund's Class C Shares commenced operations on December 8, 2008. Accordingly, for the period prior to the commencement of operations, the performance information shown in the Average Total Return Table is for the Fund's Class A Shares, adjusted to reflect the sales charges and expenses of the Class C Shares. In addition to Return Before Taxes, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for Class A Shares and after-tax returns for Class C Shares will differ from those shown for Class A Shares. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(For the Periods Ended December 31, 2009)

	1 Year	5 Years	Since Inception (2/2/2000)
Class A Shares:
Return Before Taxes	0.74%	3.61%	6.10%
Return After Taxes on Distributions	0.74%	2.21%	4.83%
Return After Taxes on Distributions and Sale of Fund Shares	0.49%	2.35%	4.60%
Class C Shares	3.77%	3.80%	3.99%
BofA Merrill Lynch Pan-Europe Government 1-3 Year Index[1] (reflects no deduction for fees, expenses or taxes)	8.30%	4.53%	10.53%
U.S. Dollar Index[2] (reflects no deduction for fees, expenses or taxes)	(4.24)%	(0.75)%	(2.95)%
1	The BofA Merrill Lynch Pan-Europe Government 1-3 Year Index tracks the total return performance of the outstanding debt of European sovereign issuers. It is a market-capitalization weighted basket comprising bonds issued in their respective domestic markets and denominated in their local currency. This index is further segmented by debt issues maturing in one to three years. For technical reasons related to the Securities and Exchange Commission's definition of an “appropriate broad-based securities market index,” effective January 31, 2010, the Fund has elected to change its broad-based market index from the U.S. Dollar Index to the BofA Merrill Lynch Pan-Europe Government 1-3 Year Index.
2	The U.S. Dollar Index indicates the general international value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies. Under normal market conditions, the Fund's investment strategy seeks to provide returns that are inversely correlated with the U.S. Dollar Index.

Fund Management

The Fund's Investment Adviser is Federated Equity Management Company of Pennsylvania. The Fund's Sub-Adviser is Federated Investment Management Company.

Douglas C. Noland, Senior Portfolio Manager, has been the Fund's portfolio manager since December 2008.

Ihab Salib, Senior Portfolio Manager, has been the Fund's portfolio manager since December 2008.

PURCHASE AND SALE OF FUND SHARES

The minimum investment amount for the Fund's Class A Shares and Class C Shares is $1,500 for initial investments and $100 for subsequent investments. The minimum initial and subsequent investment amounts for Individual Retirement

Accounts (IRAs) are $250 and $100, respectively. There is no minimum initial or subsequent investment amount required for employer-sponsored retirement plans. The minimum subsequent investment for Systematic Investment Programs is $50.

You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Redeem or exchange through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.

Tax Information

The Fund's distributions are taxable as ordinary income or capital gains except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Federated Prudent DollarBear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4017

Cusip 31420C712
Cusip 31420C696

Q450377 (1/10)

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